Debt With Related Parties - Disclosure of Amounts Outstanding Under Notes (Details) $ in Thousands	Dec. 31, 2023 USD ($) [1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($) [2]	Dec. 31, 2022 MXN ($)
Disclosure of transactions between related parties [line items]
Senior notes		$ 449,716		$ 445,281
Related parties
Disclosure of transactions between related parties [line items]
Senior notes	$ 100,397,329		$ 100,397,329
Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes		4,178,912		4,118,396
Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	94,747,329	4,158,458	94,747,329	4,098,238
Senior Promissory Notes | Debt - Third parties
Disclosure of transactions between related parties [line items]
Senior notes		20,454		20,158
2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes		213,387		208,469
2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	5,000,000	179,245	5,000,000	175,114
2017 Junior Promissory Notes | Debt - Third parties
Disclosure of transactions between related parties [line items]
Senior notes		34,142		33,355
2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes		17,867		17,597
2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	$ 650,000	2,749	$ 650,000	2,707
2020 Junior Promissory Notes | Debt - Third parties
Disclosure of transactions between related parties [line items]
Senior notes		$ 15,118		$ 14,890

[1]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
[2]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.